UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22483

Copeland Trust
(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA 19428
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2619

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)

Copeland International Small Cap Fund

Class A (CISAX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024.You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$126	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During this twelve-month period, the Class A shares of the Fund (with load) delivered a -0.91% return, trailing the 13.47% advance achieved by the MSCI World Ex USA Small Cap Net Index® and the 13.03% advance achieved by the MSCI ACWI ex USA Net Index. Equities benefited for much of the year from resilient economic data and easing inflation, which prompted central banks in key regions like Europe, Canada, and Australia to reduce interest rates. However, this favorable backdrop was tempered by challenges in specific markets. Some of the largest European economies, Germany and France, faced pressures from declining manufacturing prospects, weighing on overall performance. In Japan, an enhanced focus on shareholder value by corporate management had a positive impact on stock performance, particularly benefiting companies with previously underperforming business models, a headwind for Copeland given our focus on high quality companies. Global equity markets retreated toward the end of the fiscal year, as concerns over the U.S. Presidential election raised the specter of higher tariffs and inflationary pressures, negatively impacting international markets.

The real estate sector faced particular challenges during the year. Elevated interest rates and persistent inflation affected many real estate companies, despite the initial rate cuts. For example, Lifestyle Communities (LIC-AU, 0.0% at period end, position exited in July), an Australian retirement residential development company, saw earnings decline due to moderating sales and weak demand in the higher interest rate environment. Conversely, markets were favorable to companies positioned within the artificial intelligence (AI) sector. As a result, the Fund’s stock selection in the Technology sector was a drag on relative returns, as thematic AI stocks, often with little profitability, outperformed established dividend growers. Bytes Technology Group (BYIT, 1.35% at period end), a UK-based value-added IT services company and leading reseller of Microsoft software, experienced cyclical weakness in IT services demand following several years of strong performance, causing the stock to retreat. Nonetheless, its cash-rich balance sheet and robust free cash flow generation provide a foundation for continued dividend growth as market conditions stabilize.

Performance was aided by a strong return at Asics Corporation (7936-JP, 1.5% at period end), a leading Japanese sneaker company with a strong global brand equity. The firm delivered earnings well ahead of expectations, supported by increased market share, improved product mix and the elimination of unprofitable divisions. Leading German defense company Hensoldt AG (HAG-DE, 1.5% at period end) benefited from strong demand stemming from the Ukraine conflict and structural growth in European defense spending, bolstered by U.S. advocacy for increased defense investments among its allies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Copeland International Small Cap Fund - Class A	MSCI ACWI ex USA Index	MSCI WORLD ex USA Index
Dec-2021	$9,425	$10,000	$10,000
Nov-2022	$7,370	$8,490	$8,634
Nov-2023	$7,619	$9,276	$9,608
Nov-2024	$8,011	$10,485	$10,902

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	5.15%	-5.41%
With Load	-0.91%	-7.31%
MSCI ACWI ex USA Index	13.03%	1.63%
MSCI WORLD ex USA Index	13.47%	3.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 22.6%
Financials 14.9%
Materials 12.0%
Real Estate 9.9%
Technology 9.8%
Consumer Discretionary 9.3%
Consumer Staples 6.0%
Health Care 4.6%
Money Market Funds 4.6%
Communications 3.2%
Energy 2.7%
Utilities 2.7%
Liabilities in Excess of Other Assets -2.3%

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Utilities	2.7%
Energy	2.7%
Communications	3.2%
Money Market Funds	4.6%
Health Care	4.6%
Consumer Staples	6.0%
Consumer Discretionary	9.3%
Technology	9.8%
Real Estate	9.9%
Materials	12.0%
Financials	14.9%
Industrials	22.6%

Fund Statistics

  Net Assets$559,948
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$0
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	4.5%
Right	0.1%

Country Weighting (% of net assets)

Japan
32.4%
United Kingdom
18.9%
Canada
13.7%
United States
7.3%
Germany
5.0%
Netherlands
4.3%
Australia
3.7%
Italy
3.3%
France
3.1%
Spain
2.4%
Other Countries
8.2%
Liabilities in Excess of Other Assets
-2.3%

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Other Countries	8.2%
Spain	2.4%
France	3.1%
Italy	3.3%
Australia	3.7%
Netherlands	4.3%
Germany	5.0%
United States	7.3%
Canada	13.7%
United Kingdom	18.9%
Japan	32.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.6%
Maruwa Company Ltd.	2.5%
Air Lease Corporation	2.1%
Diploma plc	2.1%
TMX Group Ltd.	2.1%
Scout24 A.G.	2.1%
OPAP S.A.	2.0%
Kotobuki Spirits Company Ltd.	1.9%
Ventia Services Group Pty Ltd.	1.9%
Chiba Bank Ltd. (The)	1.9%

Material Fund Changes

No material changes occured during the year ended November 30, 2024.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class A (CISAX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CISAX

Copeland International Small Cap Fund

Class I (CSIIX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024.You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$101	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During this twelve-month period, the Class I shares of the Fund delivered a 5.28% return, trailing the 13.47% advance achieved by the MSCI World Ex USA Small Cap Net Index® and the 12.31% advance achieved by the MSCI ACWI ex USA Net Index. Equities benefited for much of the year from resilient economic data and easing inflation, which prompted central banks in key regions like Europe, Canada, and Australia to reduce interest rates. However, this favorable backdrop was tempered by challenges in specific markets. Some of the largest European economies, Germany and France, faced pressures from declining manufacturing prospects, weighing on overall performance. In Japan, an enhanced focus on shareholder value by corporate management had a positive impact on stock performance, particularly benefiting companies with previously underperforming business models, a headwind for Copeland given our focus on high quality companies. Global equity markets retreated toward the end of the fiscal year, as concerns over the U.S. Presidential election raised the specter of higher tariffs and inflationary pressures, negatively impacting international markets.

The real estate sector faced particular challenges during the year. Elevated interest rates and persistent inflation affected many real estate companies, despite the initial rate cuts. For example, Lifestyle Communities (LIC-AU, 0.0% at period end, position exited in July), an Australian retirement residential development company, saw earnings decline due to moderating sales and weak demand in the higher interest rate environment. Conversely, markets were favorable to companies positioned within the artificial intelligence (AI) sector. As a result, the Fund’s stock selection in the Technology sector was a drag on relative returns, as thematic AI stocks, often with little profitability, outperformed established dividend growers. Bytes Technology Group (BYIT, 1.35% at period end), a UK-based value-added IT services company and leading reseller of Microsoft software, experienced cyclical weakness in IT services demand following several years of strong performance, causing the stock to retreat. Nonetheless, its cash-rich balance sheet and robust free cash flow generation provide a foundation for continued dividend growth as market conditions stabilize.

Performance was aided by a strong return at Asics Corporation (7936-JP, 1.5% at period end), a leading Japanese sneaker company with a strong global brand equity. The firm delivered earnings well ahead of expectations, supported by increased market share, improved product mix and the elimination of unprofitable divisions. Leading German defense company Hensoldt AG (HAG-DE, 1.5% at period end) benefited from strong demand stemming from the Ukraine conflict and structural growth in European defense spending, bolstered by U.S. advocacy for increased defense investments among its allies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Copeland International Small Cap Fund - Class I	MSCI ACWI ex US Small Cap Net TR	MSCI WORLD ex USA Index
Dec-2021	$10,000	$10,000	$10,000
Nov-2022	$7,820	$8,064	$8,634
Nov-2023	$8,084	$8,784	$9,608
Nov-2024	$8,510	$9,866	$10,902

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	5.28%	-5.37%
MSCI ACWI ex US Small Cap Net TR	12.31%	-0.46%
MSCI WORLD ex USA Index	13.47%	3.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Utilities	2.7%
Energy	2.7%
Communications	3.2%
Money Market Funds	4.6%
Health Care	4.6%
Consumer Staples	6.0%
Consumer Discretionary	9.3%
Technology	9.8%
Real Estate	9.9%
Materials	12.0%
Financials	14.9%
Industrials	22.6%

Fund Statistics

  Net Assets$559,948
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$0
  Portfolio Turnover48%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	4.5%
Right	0.1%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Other Countries	8.2%
Spain	2.4%
France	3.1%
Italy	3.3%
Australia	3.7%
Netherlands	4.3%
Germany	5.0%
United States	7.3%
Canada	13.7%
United Kingdom	18.9%
Japan	32.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.6%
Maruwa Company Ltd.	2.5%
Air Lease Corporation	2.1%
Diploma plc	2.1%
TMX Group Ltd.	2.1%
Scout24 A.G.	2.1%
OPAP S.A.	2.0%
Kotobuki Spirits Company Ltd.	1.9%
Ventia Services Group Pty Ltd.	1.9%
Chiba Bank Ltd. (The)	1.9%

Material Fund Changes

No material changes occured during the year ended November 30, 2024.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland International Small Cap Fund - Class I (CSIIX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CSIIX

Copeland Dividend Growth Fund

Class A (CDGRX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$135	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund delivered a 17.92% return (with load), versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class A
Russell 3000® Total Return Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,002
$33,631
$18,789
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Copeland Dividend Growth Fund - Class A	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$9,427	$10,000	$10,000
Nov-2015	$8,760	$10,258	$10,275
Nov-2016	$8,803	$11,111	$11,103
Nov-2017	$10,707	$13,585	$13,642
Nov-2018	$11,820	$14,336	$14,498
Nov-2019	$11,968	$16,557	$16,834
Nov-2020	$12,236	$19,706	$19,773
Nov-2021	$14,889	$24,897	$25,294
Nov-2022	$14,307	$22,207	$22,964
Nov-2023	$15,015	$25,007	$26,142
Nov-2024	$18,789	$33,631	$35,002

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	25.13%	9.44%	7.14%
With Load	17.92%	8.15%	6.51%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,932,857
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.2%
Financials 14.4%
Industrials 13.7%
Consumer Discretionary 11.9%
Health Care 11.5%
Energy 5.3%
Consumer Staples 4.2%
Real Estate 4.0%
Materials 3.9%
Utilities 2.6%
Communications 1.3%
Money Market Funds 0.1%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Communications	1.3%
Utilities	2.6%
Materials	3.9%
Real Estate	4.0%
Consumer Staples	4.2%
Energy	5.3%
Health Care	11.5%
Consumer Discretionary	11.9%
Industrials	13.7%
Financials	14.4%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class A (CDGRX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CDGRX

Copeland Dividend Growth Fund

Class C (CDCRX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$219	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class C shares of the Fund delivered a 24.25% return, versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class C
Russell 3000® Total Return Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
$35,002
$33,631
$18,492

	Copeland Dividend Growth Fund - Class C	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,226	$10,258	$10,275
Nov-2016	$9,198	$11,111	$11,103
Nov-2017	$11,100	$13,585	$13,642
Nov-2018	$12,168	$14,336	$14,498
Nov-2019	$12,224	$16,557	$16,834
Nov-2020	$12,408	$19,706	$19,773
Nov-2021	$14,982	$24,897	$25,294
Nov-2022	$14,289	$22,207	$22,964
Nov-2023	$14,882	$25,007	$26,142
Nov-2024	$18,492	$33,631	$35,002

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	24.25%	8.63%	6.34%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,932,857
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Communications	1.3%
Utilities	2.6%
Materials	3.9%
Real Estate	4.0%
Consumer Staples	4.2%
Energy	5.3%
Health Care	11.5%
Consumer Discretionary	11.9%
Industrials	13.7%
Financials	14.4%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class C (CDCRX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CDCRX

Copeland Dividend Growth Fund

Class I (CDIVX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$118	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund delivered a 25.31% return versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class I
Russell 3000® Total Return Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,002
$33,631
$20,248
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Copeland Dividend Growth Fund - Class I	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,313	$10,258	$10,275
Nov-2016	$9,375	$11,111	$11,103
Nov-2017	$11,412	$13,585	$13,642
Nov-2018	$12,617	$14,336	$14,498
Nov-2019	$12,797	$16,557	$16,834
Nov-2020	$13,105	$19,706	$19,773
Nov-2021	$15,980	$24,897	$25,294
Nov-2022	$15,369	$22,207	$22,964
Nov-2023	$16,158	$25,007	$26,142
Nov-2024	$20,248	$33,631	$35,002

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	25.31%	9.61%	7.31%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,932,857
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Communications	1.3%
Utilities	2.6%
Materials	3.9%
Real Estate	4.0%
Consumer Staples	4.2%
Energy	5.3%
Health Care	11.5%
Consumer Discretionary	11.9%
Industrials	13.7%
Financials	14.4%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland Dividend Growth Fund - Class I (CDIVX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CDIVX

Copeland SMID Cap Dividend Growth Fund

Class A (CSDGX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$134	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund delivered a 15.65% return (with load), trailing the 34.10% advance posted by the Russell 2500 Index and the 34.49% advance posted by the Russell 3000 Index. Equities have been bolstered by the elixir of strong economic data combined with softening inflation figures that enabled the Federal Reserve to begin lowering interest rates. Markets closed the period with an ebullient rally as the Presidential election raised the prospects of more market friendly regulations and policies.

The environment was also notably positive for companies exposed to artificial intelligence (AI) and quantum computing, regardless of current profitability levels. As a result, the Fund’s stock selection in the Technology sector, where many of these thematic stocks reside, was a drag on relative returns. Fund holding Power Integrations (POWI, 1.5% of holdings at period end), a leading competitor in the analog power conversion market, declined during the period as demand was cyclically weak for its semiconductors used in consumer electronics, appliances and autos. We expect that a cash rich balance sheet will allow dividends to rise at a modest pace until inventory corrections end and key markets recover in 2025. Meanwhile, Concentrix (CNXC, 1.1% of holdings) retreated as investors fear that the company will be harmed by the emergence of new technologies using AI. The company provides customer experience outsourcing services via both human and AI tools, which could be more of an opportunity than a threat, given a large pipeline of AI customer projects. As a sign of confidence in its future growth, Concentrix announced a 10% dividend increase, its third year in a row at that pace.

Performance was aided by a strong return at Hamilton Lane (HLNE, 2.4% of holdings), a provider of private market investment solutions. During the period the firm delivered earnings well ahead of expectations, led by rapid growth in assets under management and incentive fees, reflecting solid monetization activity of underlying investments. Meanwhile, medical device manufacturer LeMaitre Vascular (LMAT, 2.1% of holdings) delivered accelerating sales and earnings aided by an uptick in procedures performed at hospitals as nursing shortages and COVID concerns subsided. This was augmented by impressive pricing power backed by its dominant competitive position in the open vascular surgery market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class A
Russell 2500® Index
Russell 3000® Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$23,700
$18,591
$16,380
Feb-2019
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Total Return Index
Feb-2019	$9,423	$10,000	$10,000
Nov-2019	$10,806	$11,058	$11,667
Nov-2020	$11,318	$12,591	$13,887
Nov-2021	$13,644	$15,504	$17,545
Nov-2022	$13,030	$13,898	$15,649
Nov-2023	$13,350	$13,863	$17,623
Nov-2024	$16,380	$18,591	$23,700

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	22.69%	8.67%	10.00%
With Load	15.65%	7.39%	8.88%
Russell 2500® Index	34.10%	10.95%	11.28%
Russell 3000® Total Return Index	34.49%	15.23%	16.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$199,473,303
  Number of Portfolio Holdings70
  Advisory Fee (net of waivers)$527,613
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 22.9%
Technology 14.9%
Financials 13.2%
Health Care 13.2%
Consumer Discretionary 10.4%
Materials 6.9%
Real Estate 6.3%
Energy 4.8%
Communications 2.6%
Consumer Staples 1.7%
Money Market Funds 1.6%
Utilities 1.5%

Value	Value
Utilities	1.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Communications	2.6%
Energy	4.8%
Real Estate	6.3%
Materials	6.9%
Consumer Discretionary	10.4%
Health Care	13.2%
Financials	13.2%
Technology	14.9%
Industrials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hamilton Lane, Inc., CLASS A	2.4%
Encompass Health Corporation	2.2%
Cohen & Steers, Inc.	2.2%
Ensign Group, Inc. (The)	2.1%
LeMaitre Vascular, Inc.	2.1%
Valmont Industries, Inc.	2.0%
Reliance, Inc.	1.9%
Kinsale Capital Group, Inc.	2.0%
Standex International Corporation	1.9%
GFL Environmental, Inc.	1.8%

Material Fund Changes

No material changes occured during the year ended November 30, 2024.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class A (CSDGX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CSDGX

Copeland SMID Cap Dividend Growth Fund

Class I (CSMDX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$106	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund delivered a 22.95% return, trailing the 34.10% advance posted by the Russell 2500 Index and the 34.49% advance posted by the Russell 3000 Index. Equities have been bolstered by the elixir of strong economic data combined with softening inflation figures that enabled the Federal Reserve to begin lowering interest rates. Markets closed the period with an ebullient rally as the Presidential election raised the prospects of more market friendly regulations and policies.

The environment was also notably positive for companies exposed to artificial intelligence (AI) and quantum computing, regardless of current profitability levels. As a result, the Fund’s stock selection in the Technology sector, where many of these thematic stocks reside, was a drag on relative returns. Fund holding Power Integrations (POWI, 1.5% of holdings at period end), a leading competitor in the analog power conversion market, declined during the period as demand was cyclically weak for its semiconductors used in consumer electronics, appliances and autos. We expect that a cash rich balance sheet will allow dividends to rise at a modest pace until inventory corrections end and key markets recover in 2025. Meanwhile, Concentrix (CNXC, 1.1% of holdings) retreated as investors fear that the company will be harmed by the emergence of new technologies using AI. The company provides customer experience outsourcing services via both human and AI tools, which could be more of an opportunity than a threat, given a large pipeline of AI customer projects. As a sign of confidence in its future growth, Concentrix announced a 10% dividend increase, its third year in a row at that pace.

Performance was aided by a strong return at Hamilton Lane (HLNE, 2.4% of holdings), a provider of private market investment solutions. During the period the firm delivered earnings well ahead of expectations, led by rapid growth in assets under management and incentive fees, reflecting solid monetization activity of underlying investments. Meanwhile, medical device manufacturer LeMaitre Vascular (LMAT, 2.1% of holdings) delivered accelerating sales and earnings aided by an uptick in procedures performed at hospitals as nursing shortages and COVID concerns subsided. This was augmented by impressive pricing power backed by its dominant competitive position in the open vascular surgery market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class I
Russell 2500® Index
Russell 3000® Total Return Index
$30,000
$25,000
$20,000
$15,000
$10,000
$27,983
$21,064
$20,537
Feb-2017
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Total Return Index
Feb-2017	$10,000	$10,000	$10,000
Nov-2017	$11,100	$11,089	$11,304
Nov-2018	$11,629	$11,245	$11,928
Nov-2019	$13,387	$12,529	$13,776
Nov-2020	$14,053	$14,265	$16,397
Nov-2021	$16,988	$17,566	$20,716
Nov-2022	$16,256	$15,746	$18,478
Nov-2023	$16,703	$15,707	$20,808
Nov-2024	$20,537	$21,064	$27,983

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	22.95%	8.94%	9.72%
Russell 2500® Index	34.10%	10.95%	10.08%
Russell 3000® Total Return Index	34.49%	15.23%	14.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$199,473,303
  Number of Portfolio Holdings70
  Advisory Fee (net of waivers)$527,613
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Utilities	1.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Communications	2.6%
Energy	4.8%
Real Estate	6.3%
Materials	6.9%
Consumer Discretionary	10.4%
Health Care	13.2%
Financials	13.2%
Technology	14.9%
Industrials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hamilton Lane, Inc., CLASS A	2.4%
Encompass Health Corporation	2.2%
Cohen & Steers, Inc.	2.2%
Ensign Group, Inc. (The)	2.1%
LeMaitre Vascular, Inc.	2.1%
Valmont Industries, Inc.	2.0%
Reliance, Inc.	1.9%
Kinsale Capital Group, Inc.	2.0%
Standex International Corporation	1.9%
GFL Environmental, Inc.	1.8%

Material Fund Changes

No material changes occured during the year ended November 30, 2024.

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

Copeland SMID Cap Dividend Growth Fund - Class I (CSMDX)

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-CSMDX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year ended November 30, 2024, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. The Registrant will provide to any person without charge, upon request, a copy of such code of ethics, by calling the Registrant at 1-888-9-COPELAND

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Thomas A. Leonard are audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Thomas A. Leonard is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

2024	$39,475
2023	$38,875

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2024	$0
2023	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$8,150
2023	$7,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2024	$0
2023	$0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e) (1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant

(2) Percentages of Services Approved by the Audit Committee pursuant to paragraph (c) (7)(i)(C) of Rule 2-01 of Regulation S-X. There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Registrant	Advisor
Audit-Related Services:	0.00%	0.00%
Tax Services:	0.00%	0.00%
All Other Services:	0.00%	0.00%

(f)	During the audit of Registrant’s financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $8,150
2023 - $7,750

(h)	Disclose whether the Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
Smid Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

Annual Financial Statements and Additional Information
November 30, 2024

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 1.5%
9,151	Hexcel Corporation	$580,082

	ASSET MANAGEMENT - 5.1%
1,151	Ameriprise Financial, Inc.	660,639
11,485	Brookfield Asset Management Ltd.	656,483
3,777	Hamilton Lane, Inc., CLASS A	726,695
		2,043,817
	BANKING - 1.5%
2,373	JPMorgan Chase & Company	592,586

	BEVERAGES - 1.3%
2,176	Constellation Brands, Inc., Class A	524,307

	BIOTECH & PHARMA - 2.8%
674	Eli Lilly & Company	536,066
3,356	Zoetis, Inc.	588,139
		1,124,205
	CAPITAL MARKETS - 1.7%
8,027	Nasdaq, Inc.	666,161

	CHEMICALS - 1.6%
1,699	Sherwin-Williams Company (The)	675,183

	COMMERCIAL SUPPORT SERVICES - 1.6%
3,328	Waste Connections, Inc.	640,539

	CONSTRUCTION MATERIALS - 1.1%
1,460	Vulcan Materials Co.	420,670

	DATA CENTER REIT - 1.6%
660	Equinix, Inc.	647,777

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
6,474	eBay, Inc.	$409,739

	ELECTRIC UTILITIES - 1.3%
6,781	NextEra Energy, Inc.	533,462

	ELECTRICAL EQUIPMENT - 5.5%
9,517	Amphenol Corporation, Class A	691,409
13,195	Cognex Corporation	527,536
12,412	Napco Security Technologies, Inc.	486,923
4,970	Otis Worldwide Corporation	511,811
		2,217,679
	ENGINEERING & CONSTRUCTION - 1.0%
10,039	Tetra Tech, Inc.	416,719

	GAS & WATER UTILITIES - 1.3%
3,693	American Water Works Company, Inc.	505,719

	HEALTH CARE FACILITIES & SERVICES - 4.5%
4,184	Encompass Health Corporation	430,701
4,381	Ensign Group, Inc. (The)	640,546
1,207	UnitedHealth Group, Inc.	736,512
		1,807,759
	INDUSTRIAL SUPPORT SERVICES - 1.5%
2,822	WESCO International, Inc.	597,051

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
5,097	Morgan Stanley	670,816

	INSURANCE - 3.1%
2,906	Allstate Corporation (The)	602,675
1,250	Kinsale Capital Group, Inc.	635,550
		1,238,225
	LEISURE FACILITIES & SERVICES - 4.2%
3,566	Churchill Downs, Inc.	506,764

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	LEISURE FACILITIES & SERVICES - 4.2% (Continued)
1,249	Domino’s Pizza, Inc.	$594,762
1,980	Marriott International, Inc., Class A	572,398
		1,673,924
	LEISURE PRODUCTS - 1.0%
4,968	Brunswick Corporation	399,974

	MACHINERY - 1.2%
1,839	Nordson Corporation	479,961

	MEDICAL EQUIPMENT & DEVICES - 4.2%
2,920	ResMed, Inc.	727,138
2,232	STERIS plc	488,942
1,362	West Pharmaceutical Services, Inc.	443,576
		1,659,656
	OFFICE REIT - 1.2%
4,254	Alexandria Real Estate Equities, Inc.	468,918

	OIL & GAS PRODUCERS - 4.2%
2,682	Cheniere Energy, Inc.	600,796
2,977	Diamondback Energy, Inc.	528,685
12,117	Northern Oil and Gas, Inc.	526,968
		1,656,449
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
10,432	Schlumberger N.V.	458,382

	PUBLISHING & BROADCASTING - 1.3%
3,131	Nexstar Media Group, Inc.	534,117

	RESIDENTIAL REIT - 1.2%
6,796	Equity LifeStyle Properties, Inc.	484,759

	RETAIL - CONSUMER STAPLES - 2.9%
1,418	Casey’s General Stores, Inc.	596,822

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - CONSUMER STAPLES - 2.9% (Continued)
6,267	PriceSmart, Inc.	$562,401
		1,159,223
	RETAIL - DISCRETIONARY - 4.5%
1,362	Home Depot, Inc. (The)	584,475
4,030	Ross Stores, Inc.	624,126
1,994	Tractor Supply Company	565,638
		1,774,239
	SEMICONDUCTORS - 6.0%
5,194	Broadcom, Inc.	841,844
999	Monolithic Power Systems, Inc.	567,072
7,259	Power Integrations, Inc.	475,537
3,215	Universal Display Corporation	528,932
		2,413,385
	SOFTWARE - 6.3%
10,797	Bentley Systems, Inc., Class B	534,452
983	Intuit, Inc.	630,821
1,685	Microsoft Corporation	713,529
1,966	Salesforce, Inc.	648,760
		2,527,562
	SPECIALTY FINANCE - 1.3%
10,388	Air Lease Corporation	528,749

	STEEL - 1.2%
1,460	Reliance, Inc.	469,010

	TECHNOLOGY HARDWARE - 3.6%
3,594	Apple, Inc.	852,964
1,165	Motorola Solutions, Inc.	582,151
		1,435,115
	TECHNOLOGY SERVICES - 11.3%
1,404	Accenture PLC, Class A	508,767
1,811	Automatic Data Processing, Inc.	555,850
3,819	Booz Allen Hamilton Holding Corporation	565,899
2,471	Broadridge Financial Solutions, Inc.	583,205

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY SERVICES - 11.3% (Continued)
1,011	FactSet Research Systems, Inc.	$496,067
2,738	Jack Henry & Associates, Inc.	482,381
1,012	MSCI, Inc.	616,946
2,134	Visa, Inc., Class A	672,381
		4,481,496

	TRANSPORTATION & LOGISTICS - 1.4%
2,878	JB Hunt Transport Services, Inc.	544,259

	WHOLESALE - DISCRETIONARY - 1.2%
1,320	Pool Corporation	497,759

	TOTAL COMMON STOCKS (Cost $28,025,705)	39,959,433

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
21,496	Northern Institutional Treasury Portfolio, 4.48% (Cost $21,496)(a)	21,496

	TOTAL INVESTMENTS - 100.1% (Cost $28,047,201)	$39,980,929
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(48,072)
	NET ASSETS - 100.0%	$39,932,857

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 1.9%
39,661	Hexcel Corporation	$2,514,111
6,909	Huntington Ingalls Industries, Inc.	1,367,429
		3,881,540
	ASSET MANAGEMENT - 6.3%
73,489	Brookfield Infrastructure Corporation, Class A	3,298,921
41,545	Cohen & Steers, Inc.	4,348,100
24,901	Hamilton Lane, Inc., CLASS A	4,790,953
		12,437,974
	BANKING - 3.4%
109,561	Home BancShares, Inc.	3,479,657
39,033	Prosperity Bancshares, Inc.	3,268,233
		6,747,890
	BIOTECH & PHARMA - 1.2%
85,872	Perrigo Company plc	2,450,787

	CHEMICALS - 2.0%
17,445	Cabot Corporation	1,912,321
14,267	Quaker Chemical Corporation	2,249,906
		4,162,227
	COMMERCIAL SUPPORT SERVICES - 3.9%
78,155	GFL Environmental, Inc.	3,681,100
18,036	Insperity, Inc.	1,422,139
13,549	UniFirst Corporation	2,721,588
		7,824,827
	CONSTRUCTION MATERIALS - 1.5%
6,550	Carlisle Companies, Inc.	2,991,385

	ELECTRICAL EQUIPMENT - 6.5%
22,343	BWX Technologies, Inc.	2,923,582
63,978	Cognex Corporation	2,557,840
8,834	Littelfuse, Inc.	2,179,083
35,623	nVent Electric PLC	2,789,637
70,501	Sensata Technologies Holding plc	2,265,902
		12,716,044

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ENGINEERING & CONSTRUCTION - 1.2%
58,745	Tetra Tech, Inc.	$2,438,505

	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
20,459	UFP Industries, Inc.	2,780,378

	GAS & WATER UTILITIES - 1.5%
22,792	Chesapeake Utilities Corporation	3,002,846

	HEALTH CARE FACILITIES & SERVICES - 8.5%
5,048	Chemed Corporation	2,889,425
43,160	Encompass Health Corporation	4,442,891
28,983	Ensign Group, Inc. (The)	4,237,604
16,062	Quest Diagnostics, Inc.	2,612,645
25,753	US Physical Therapy, Inc.	2,543,366
		16,725,931
	HOTEL REIT - 1.8%
29,880	Ryman Hospitality Properties, Inc.	3,503,131

	INDUSTRIAL INTERMEDIATE PROD - 2.0%
11,486	Valmont Industries, Inc.	3,995,520

	INDUSTRIAL REIT - 1.2%
39,751	Terreno Realty Corporation	2,410,103

	INDUSTRIAL SUPPORT SERVICES - 1.8%
17,222	WESCO International, Inc.	3,643,659

	INSURANCE - 1.9%
7,621	Kinsale Capital Group, Inc.	3,874,821

	INTERNET MEDIA & SERVICES - 0.9%
55,723	Shutterstock, Inc.	1,765,305

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 6.2%
21,535	Churchill Downs, Inc.	$3,060,339
6,371	Domino’s Pizza, Inc.	3,033,806
54,736	Travel + Leisure Company	3,058,100
9,781	Wingstop, Inc.	3,215,700
		12,367,945
	LEISURE PRODUCTS - 1.3%
31,316	Brunswick Corporation	2,521,251

	MACHINERY - 3.2%
10,050	Nordson Corporation	2,622,950
17,767	Standex International Corporation	3,693,581
		6,316,531
	MEDICAL EQUIPMENT & DEVICES - 3.5%
39,123	LeMaitre Vascular, Inc.	4,185,770
13,190	STERIS plc	2,889,401
		7,075,171
	OIL & GAS PRODUCERS - 3.6%
18,687	Civitas Resources, Inc.	969,482
55,723	Matador Resources Company	3,343,937
63,260	Northern Oil and Gas, Inc.	2,751,177
		7,064,596
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
78,066	ChampionX Corporation	2,416,143

	PUBLISHING & BROADCASTING - 1.4%
16,062	Nexstar Media Group, Inc.	2,740,016

	REAL ESTATE SERVICES - 2.1%
142,590	eXp World Holdings, Inc.	1,974,872
11,486	FirstService Corporation	2,230,466
		4,205,338
	RETAIL - CONSUMER STAPLES - 1.7%
8,255	Casey’s General Stores, Inc.	3,474,447

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RETAIL - DISCRETIONARY - 1.4%
13,639	Dick’s Sporting Goods, Inc.	$2,826,546

	SELF-STORAGE REITS - 1.2%
49,352	CubeSmart	2,445,885

	SEMICONDUCTORS - 4.0%
57,158	Kulicke & Soffa Industries, Inc.	2,767,590
44,327	Power Integrations, Inc.	2,903,862
13,908	Universal Display Corporation	2,288,144
		7,959,596
	SOFTWARE - 2.5%
55,723	Bentley Systems, Inc., Class B	2,758,288
50,565	Concentrix Corporation	2,272,897
		5,031,185
	SPECIALTY FINANCE - 1.6%
63,260	Air Lease Corporation	3,219,934

	STEEL - 2.0%
12,203	Reliance, Inc.	3,920,092

	TECHNOLOGY SERVICES - 8.4%
17,947	Booz Allen Hamilton Holding Corporation	2,659,386
12,828	Broadridge Financial Solutions, Inc.	3,027,666
5,405	FactSet Research Systems, Inc.	2,652,071
14,536	Jack Henry & Associates, Inc.	2,560,952
8,883	Morningstar, Inc.	3,145,915
27,368	TransUnion	2,777,852
		16,823,842
	TELECOMMUNICATIONS - 0.3%
7,085	Cogent Communications Holdings, Inc.	582,316

	TRANSPORTATION & LOGISTICS - 1.3%
13,998	Landstar System, Inc.	2,602,508

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TRANSPORTATION EQUIPMENT - 1.1%
19,292	Allison Transmission Holdings, Inc.	$2,286,102

	WHOLESALE - DISCRETIONARY - 1.5%
7,986	Pool Corporation	3,011,441

	TOTAL COMMON STOCKS (Cost $169,952,519)	196,243,758

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
3,219,595	Northern Institutional Treasury Portfolio, 4.48% (Cost $3,219,595)(a)	3,219,595

	TOTAL INVESTMENTS - 100.0% (Cost $173,172,114)	$199,463,353
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	9,950
	NET ASSETS - 100.0%	$199,473,303

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Australia - 3.7%
2,690	Steadfast Group Ltd.	$10,214
3,603	Ventia Services Group Pty Ltd.	10,725
		20,939
	Belgium - 1.3%
100	Montea N.V.	7,055

	Canada - 13.7%
206	Brookfield Infrastructure Corporation	9,244
42	FirstService Corporation	8,194
129	Granite Real Estate Investment Trust	7,003
831	InterRent Real Estate Investment Trust	6,465
55	Mainstreet Equity Corporation	7,883
411	PrairieSky Royalty Ltd.	8,729
130	Stella-Jones, Inc.	6,644
366	TMX Group Ltd.	11,574
60	Toromont Industries Ltd.	4,929
138	Tourmaline Oil Corporation	6,514
		77,179
	Denmark - 1.0%
107	Sydbank A/S(a)	5,321

	France - 3.2%
50	Gaztransport Et Technigaz S.A.	7,277
46	Nexans S.A.	5,219
28	Sopra Steria Group(a)	5,296
		17,792
	Germany - 4.9%
226	Hensoldt AG	8,816
198	KION Group A.G.(a)	7,093
126	Scout24 A.G.	11,357
		27,266
	Greece - 2.0%
676	OPAP S.A.	11,087

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Italy - 3.3%
175	Interpump Group SpA	$8,144
193	Recordati Industria Chimica e Farmaceutica SpA	10,513
		18,657
	Japan - 32.4%
402	Asics Corporation	8,123
1,263	Chiba Bank Ltd. (The)(a)	10,562
439	CKD Corporation(a)	7,372
118	Cosmos Pharmaceutical Corporation	5,827
72	Goldwin, Inc.	4,286
222	Information Services International-Dentsu Ltd.	8,059
515	Internet Initiative Japan, Inc.	10,396
355	JCU Corporation	9,640
776	Kotobuki Spirits Company Ltd.	10,819
216	Kurita Water Industries Ltd.	8,252
48	Maruwa Company Ltd.	13,738
1,066	Mitsubishi UFJ Lease & Finance Company Ltd.	7,194
311	Monogatari Corporation (The)	7,518
228	Nichias Corporation	8,854
430	Nippon Gas Company Ltd.	5,923
137	Nissan Chemical Corporation	4,785
271	Nomura Real Estate Holdings, Inc.(a)	6,738
582	Plus Alpha Consulting	6,413
414	Rohto Pharmaceutical Company Ltd.	8,227
609	Santen Pharmaceutical Company Ltd.	7,014
558	SMS Company Ltd.	6,231
272	Strike Co., Ltd.	7,004
955	Zeon Corporation	8,973
		181,948
	Netherlands - 4.3%
81	Arcadis N.V.	5,338
90	Euronext N.V.(a)	10,039
346	Technip Energies N.V.	8,512
		23,889

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Norway - 1.3%
423	Borregaard ASA	$7,031

	Spain - 2.3%
71	Vidrala S.A.	7,047
89	Viscofan S.A.	5,745
		12,792
	Sweden - 0.9%
232	Sagax AB	5,141

	Switzerland - 1.7%
59	VZ Holding A.G.	9,766

	United Kingdom - 18.9%
1,417	Breedon Group PLC	8,320
876	Bytes Technology Group plc(a)	5,055
1,235	Chemring Group plc	5,573
7,818	Coats Group plc	9,586
74	Croda International PLC(a)	3,250
209	Diploma plc	11,872
241	Halma PLC(a)	8,307
291	Hill & Smith Holdings plc	7,644
745	Hilton Food Group plc	8,587
617	Howden Joinery Group plc(a)	6,416
3,821	JD Sports Fashion PLC(a)	4,961
542	RS GROUP plc	4,930
752	Safestore Holdings PLC	7,126
1,048	Treatt plc	5,348
1,205	Warpaint London plc	8,523
		105,498

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	United States - 2.7%
234	Air Lease Corporation	$11,911
21	Universal Display Corporation	3,456
		15,367

	TOTAL COMMON STOCKS (Cost $518,789)	546,728

	RIGHTS — 0.1%
	CONTAINERS & PACKAGING - 0.1%
71	Vidrala S.A. (Spain)	352

	TOTAL RIGHTS (Cost $333)	352

	SHORT-TERM INVESTMENT — 4.6%
	MONEY MARKET FUND - 4.6%
25,600	Northern Institutional Treasury Portfolio, , 4.48% (Cost $25,600)(b)	25,600

	TOTAL INVESTMENTS - 102.3% (Cost $544,722)	$572,680
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(12,732)
	NET ASSETS - 100.0%	$559,948

AB	- Aktiebolag

AG	- Aktiengesellschaft

A/S	- Anonim Sirketi

ASA	- Allmennaksjeselskap

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024

	Copeland Dividend Growth Fund	Copeland SMID Cap Dividend Growth Fund	Copeland International Small Cap Fund
Assets:
Investments, at Cost	$28,047,201	$173,172,114	$544,722
Investments in Securities, at Market Value	$39,980,929	$199,463,353	$572,680
Foreign Cash (Cost $0, $0, $129)	—	—	129
Dividends and Interest Receivable	45,328	291,124	1,622
Due from Investment Adviser	—	—	9,698
Receivable for Fund Shares Sold	—	84,391	—
Prepaid Expenses and Other Assets	27,918	95,836	488
Total Assets	40,054,175	199,934,704	584,617

Liabilities:
Payable for Fund Shares Redeemed	418	284,941	—
Payable to Investment Adviser	5,189	41,978	—
Accrued Audit Fees	21,009	16,109	9,508
Accrued Distribution Fees	9,958	610	—
Payable to Related Parties	31,040	23,447	3,568
Other Accrued Expenses	53,704	94,316	11,593
Total Liabilities	121,318	461,401	24,669

Net Assets	$39,932,857	$199,473,303	$559,948

Composition of Net Assets:
At November 30, 2024, Net Assets consisted of:
Paid-in-Capital	$23,563,380	$170,977,731	$631,948
Accumulated Earnings/(Deficit)	16,369,477	28,495,572	(72,000)
Net Assets	$39,932,857	$199,473,303	$559,948

Class A Shares:
Net Assets	$13,873,473	$2,733,877	$152

Shares Outstanding (no par value; unlimited number of shares authorized)	938,688	160,853	19

Net Asset Value and Redemption Price Per Share*	$14.78	$17.00	$8.09	+
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$15.68	$18.04	$8.58

Class C Shares:
Net Assets	$8,724,296

Shares Outstanding (no par value; unlimited number of shares authorized)	636,952

Net Asset Value, Offering Price and Redemption Price Per Share*	$13.70

Class I Shares:
Net Assets	$17,335,088	$196,739,426	$559,796

Shares Outstanding (no par value; unlimited number of shares authorized)	1,190,589	11,480,723	69,089

Net Asset Value, Offering Price and Redemption Price Per Share*	$14.56	$17.14	$8.10

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain a balance that meets the minimum requirements listed in the Funds’ Prospectus.

+	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2024

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Investment Income:
Dividend Income	$594,915	$2,567,841	$14,541
Interest Income	11,054	157,929	1,184
Less: Foreign Taxes Withholding	(6,336)	(20,275)	(2,281)
Total Investment Income	599,633	2,705,495	13,444

Expenses:
Investment Advisory Fees	304,109	1,107,256	4,213
Distribution Fees - Class C	91,178	—	—
Distribution Fees - Class A	34,400	5,320	—
Registration & Filing Fees	90,122	73,753	745
Chief Compliance Officer Fees	62,308	137,383	632
Administration Fees	56,896	125,633	34,792
Fund Accounting Fees	49,188	51,960	31,849
Custody Fees	42,889	73,009	20,286
Trustees’ Fees	40,728	129,048	78
Transfer Agent Fees	29,652	79,564	3,347
Legal Fees	27,970	100,005	372
Audit Fees	21,957	16,884	3,984
Shareholder Service Fees - Class I	17,670	49,629	—
Non-Rule 12b-1 Shareholder Service Fees	17,548	2,208	—
Printing Expense	14,039	22,738	18
Insurance Expense	5,702	15,456	114
Miscellaneous Expenses	1,286	1,059	1,515
Total Expenses	907,642	1,990,905	101,945
Less: Fees Waived by Adviser	(304,109)	(579,643)	(4,213)
Less: Other Expenses Reimbursed by Adviser	(75,120)	—	(92,437)
Net Expenses	528,413	1,411,262	5,295
Net Investment Income	71,220	1,294,233	8,149

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain (Loss) on:
Securities	5,273,599	2,855,925	(14,543)
Foreign Currency Transactions	(4)	—	(158)
Foreign Currency Exchange Contracts	—	(26)	—
	5,273,595	2,855,899	(14,701)

Net Change in Unrealized Appreciation (Depreciation) on:
Securities	3,744,844	22,810,225	33,000
Foreign Currency Transactions	—	(10)	(68)
	3,744,844	22,810,215	32,932
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	9,018,439	25,666,114	18,231

Net Increase in Net Assets Resulting From Operations	$9,089,659	$26,960,347	$26,380

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
Operations:
Net Investment Income	$71,220	$177,402
Net Realized Gain on Investments	5,273,595	3,128,428
Net Change in Unrealized Appreciation (Depreciation) on investments	3,744,844	(1,325,634)
Net Increase in Net Assets Resulting From Operations	9,089,659	1,980,196

Distributions to Shareholders From:
Total Distributions Paid
Class A	(517,902)	(944,442)
Class C	(346,225)	(619,122)
Class I	(741,257)	(1,662,393)
Total Distributions to Shareholders	(1,605,384)	(3,225,957)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	401,135	330,424
Distributions Reinvested	491,277	888,358
Cost of Shares Redeemed	(3,270,213)	(2,712,831)
Total Class A Shares	(2,377,801)	(1,494,049)
Class C
Proceeds from Shares Issued	56,757	22,821
Distributions Reinvested	343,161	612,576
Cost of Shares Redeemed	(2,285,853)	(1,971,518)
Total Class C Shares	(1,885,935)	(1,336,121)
Class I
Proceeds from Shares Issued	772,148	606,406
Distributions Reinvested	692,579	1,631,212
Cost of Shares Redeemed	(5,803,047)	(8,599,935)
Redemption Fees	—	166
Total Class I Shares	(4,338,320)	(6,362,151)
Total Beneficial Interest Transactions	(8,602,056)	(9,192,321)

Decrease in Net Assets	(1,117,781)	(10,438,082)

Net Assets:
Beginning of Year	41,050,638	51,488,720
End of Year	$39,932,857	$41,050,638

Share Activity:
Class A
Shares Issued	29,540	28,181
Distributions Reinvested	40,872	78,269
Shares Redeemed	(245,418)	(229,133)
Total Activity Class A Shares	(175,006)	(122,683)
Class C
Shares Issued	4,352	2,061
Distributions Reinvested	30,585	57,357
Shares Redeemed	(182,443)	(178,936)
Total Activity Class C Shares	(147,506)	(119,518)
Class I
Shares Issued	59,935	51,131
Distributions Reinvested	58,594	146,035
Shares Redeemed	(447,579)	(740,598)
Total Activity Class I Shares	(329,050)	(543,432)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
Operations:
Net Investment Income	$1,294,233	$633,009
Net Realized Gain (Loss) on Investments	2,855,899	(217,111)
Net Change in Unrealized Appreciation on Investments	22,810,215	619,697
Net Increase in Net Assets Resulting From Operations	26,960,347	1,035,595

Distributions to Shareholders From:
Total Distributions Paid
Class A	(11,826)	(61,549)
Class I	(586,612)	(1,752,207)
Total Distributions to Shareholders	(598,438)	(1,813,756)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	1,381,035	711,357
Distributions Reinvested	11,019	57,815
Cost of Shares Redeemed	(756,988)	(740,960)
Redemption Fees	31	61
Total Class A Shares	635,097	28,273
Class I
Proceeds from Shares Issued	132,361,398	33,692,413
Distributions Reinvested	525,476	1,660,663
Cost of Shares Redeemed	(28,729,542)	(15,564,594)
Redemption Fees	1,778	2,009
Total Class I Shares	104,159,110	19,790,491
Total Beneficial Interest Transactions	104,794,207	19,818,764

Increase in Net Assets	131,156,116	19,040,603

Net Assets:
Beginning of Year	68,317,187	49,276,584
End of Year	$199,473,303	$68,317,187

Share Activity:
Class A
Shares Issued	87,995	51,450
Distributions Reinvested	776	4,423
Shares Redeemed	(48,311)	(53,797)
Total Activity Class A Shares	40,460	2,076
Class I
Shares Issued	8,541,452	2,403,369
Distributions Reinvested	36,798	126,479
Shares Redeemed	(1,838,237)	(1,134,467)
Total Activity Class I Shares	6,740,013	1,395,381

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
Operations:
Net Investment Income	$8,149	$6,281
Net Realized Loss on Investments and Foreign Currency Transactions	(14,701)	(16,258)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	32,932	18,061
Net Increase in Net Assets Resulting From Operations	26,380	8,084

Distributions to Shareholders From:
Total Distributions Paid
Class A	— *	— *
Class I	(10,558)	(8,524)
Total Distributions to Shareholders	(10,558)	(8,524)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	150	—
Distributions Reinvested	— *	—
Total Class A Shares	150	—
Class I
Proceeds from Shares Issued	39,999	172,725
Distributions Reinvested	10,558	8,524
Total Class I Shares	50,557	181,249
Total Beneficial Interest Transactions	50,707	181,249

Increase in Net Assets	66,529	180,809

Net Assets:
Beginning of Year	493,419	312,610
End of Year	$559,948	$493,419

Share Activity:
Class A
Shares Issued	18	—
Total Activity Class A Shares	18	—
Class I
Shares Issued	4,974	21,617
Distributions Reinvested	1,361	1,138
Total Activity Class I Shares	6,335	22,755

*	Less than $1.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net Asset Value, Beginning of Year	$12.27	$12.49	$14.59	$11.99	$14.25
Increase (Decrease) From Operations:
Net investment income (a)	0.04	0.06	0.09	0.04	0.01
Net gain (loss) from securities (both realized and unrealized)	2.93	0.50	(0.53)	2.56	(0.48)
Other capital changes	—	—	—	—	0.73 (d)
Total from operations	2.97	0.56	(0.44)	2.60	0.26
Distributions to shareholders from:
Net investment income	(0.02)	(0.09)	(0.02)	—	(0.09)
Net realized gains	(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(0.46)	(0.78)	(1.66)	—	(2.52)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$14.78	$12.27	$12.49	$14.59	$11.99
Total Return (c)	25.13%	4.95%	(3.91)%	21.68%	2.24%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$13,873	$13,667	$15,441	$18,212	$18,800
Ratio of expenses to average net assets:
before reimbursement	2.13%	1.95%	1.99%	1.93%	2.13%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.44%
Ratio of net investment income to average net assets	0.28%	0.47%	0.72%	0.29%	0.10%
Portfolio turnover rate	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class C
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net Asset Value, Beginning of Year	$11.46	$11.71	$13.85	$11.47	$13.73
Increase (Decrease) From Operations:
Net investment loss (a)	(0.06)	(0.03)	(0.01)	(0.06)	(0.07)
Net gain (loss) from securities (both realized and unrealized)	2.74	0.47	(0.49)	2.44	(0.30)
Other capital changes	—	—	—	—	0.54 (d)
Total from operations	2.68	0.44	(0.50)	2.38	0.17
Distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized gains	(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(0.44)	(0.69)	(1.64)	—	(2.43)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$13.70	$11.46	$11.71	$13.85	$11.47
Total Return (c)	24.25%	4.15%	(4.63)%	20.75%	1.51%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$8,724	$8,994	$10,586	$13,530	$15,401
Ratio of expenses to average net assets:
before reimbursement	2.89%	2.69%	2.74%	2.69%	2.88%
net of reimbursement	1.95%	1.95%	1.95%	1.95%	2.19%
Ratio of net investment loss to average net assets	(0.47)%	(0.27)%	(0.04)%	(0.46)%	(0.67)%
Portfolio turnover rate	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net Asset Value, Beginning of Year	$12.10	$12.34	$14.45	$11.85	$14.12
Increase (Decrease) From Operations:
Net investment income (a)	0.06	0.07	0.10	0.06	0.03
Net gain (loss) from securities (both realized and unrealized)	2.89	0.50	(0.52)	2.54	(0.38)
Other capital changes	—	—	—	—	0.63 (d)
Total from operations	2.95	0.57	(0.42)	2.60	0.28
Distributions to shareholders from:
Net investment income	(0.05)	(0.12)	(0.05)	—	(0.12)
Net realized gains	(0.44)	(0.69)	(1.64)	—	(2.43)
Total distributions	(0.49)	(0.81)	(1.69)	—	(2.55)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$14.56	$12.10	$12.34	$14.45	$11.85
Total Return (c)	25.31%	5.13%	(3.82)%	21.94%	2.40%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$17,335	$18,390	$25,461	$33,459	$36,164
Ratio of expenses to average net assets:
before reimbursement	1.99%	1.75%	1.76%	1.75%	1.98%
net of reimbursement	1.05%	1.05%	1.05%	1.05%	1.29%
Ratio of net investment income to average net assets	0.43%	0.62%	0.85%	0.44%	0.23%
Portfolio turnover rate	32%	35%	40%	34%	170%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net Asset Value, Beginning of Year	$13.95	$14.15	$15.80	$13.14	$12.73
Increase (Decrease) From Operations:
Net investment income (a)	0.10	0.12	0.13	0.06	0.10
Net gain (loss) from securities (both realized and unrealized)	3.05	0.19	(0.77)	2.63	0.50
Total from operations	3.15	0.31	(0.64)	2.69	0.60
Distributions to shareholders from:
Net investment income	(0.10)	(0.17)	(0.04)	(0.03)	(0.05)
Net realized gains	—	(0.34)	(0.97)	—	(0.14)
Total distributions	(0.10)	(0.51)	(1.01)	(0.03)	(0.19)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$17.00	$13.95	$14.15	$15.80	$13.14
Total Return (c)	22.69%	2.46%	(4.50)%	20.55%	4.73%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$2,734	$1,680	$1,674	$206	$108
Ratio of expenses to average net assets:
before reimbursement	1.55%	1.81%	2.03%	2.10%	2.72%
net of reimbursement	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.61%	0.85%	0.96%	0.42%	0.87%
Portfolio turnover rate	24%	28%	40%	35%	49%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net Asset Value, Beginning of Year	$14.06	$14.23	$15.88	$13.19	$12.76
Increase (Decrease) From Operations:
Net investment income (a)	0.14	0.15	0.19	0.10	0.13
Net gain (loss) from securities (both realized and unrealized)	3.06	0.20	(0.80)	2.65	0.50
Total from operations	3.20	0.35	(0.61)	2.75	0.63
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.07)	(0.06)	(0.06)
Net realized gains	—	(0.34)	(0.97)	—	(0.14)
Total distributions	(0.12)	(0.52)	(1.04)	(0.06)	(0.20)
Redemption fees (b)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$17.14	$14.06	$14.23	$15.88	$13.19
Total Return (c)	22.95%	2.75%	(4.31)%	20.89%	4.98%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$196,739	$66,638	$47,602	$35,601	$22,056
Ratio of expenses to average net assets:
before reimbursement	1.34%	1.62%	1.73%	1.87%	2.47%
net of reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.88%	1.11%	1.34%	0.67%	1.06%
Portfolio turnover rate	24%	28%	40%	35%	49%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class A
	Year	Year	Period
	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022 *
Net Asset Value, Beginning of Year/Period	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.09	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.31	0.23	(2.28)
Total from operations	0.40	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.21)	—
Net Asset Value, End of Year/Period	$8.09	$7.86	$7.82
Total Return (b)	5.15%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period, actual (not truncated)	$152	$8	$8
Ratio of expenses to average net assets:
before reimbursement	17.29%	17.25%	34.90	% (d)
net of reimbursement	1.23%	1.23%	1.19	% (d)
Ratio of net investment income to average net assets	1.03%	0.25%	1.32	% (d)
Portfolio turnover rate	48%	50%	82	% (c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each year/period presented.

	Class I
	Year	Year	Period
	Ended	Ended	Ended
	November 30, 2024	November 30, 2023	November 30, 2022 *
Net Asset Value, Beginning of Year/Period	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.29	0.14	(2.34)
Total from operations	0.41	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.17)	(0.21)	—
Total distributions	(0.17)	(0.21)	—
Net Asset Value, End of Year/Period	$8.10	$7.86	$7.82
Total Return (b)	5.28%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$560	$493	$313
Ratio of expenses to average net assets:
before reimbursement	18.87%	21.80%	28.11	% (d)
net of reimbursement	0.98%	0.98%	0.98	% (d)
Ratio of net investment income to average net assets	1.51%	1.44%	2.07	% (d)
Portfolio turnover rate	48%	50%	82	% (c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS
November 30, 2024

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”), and Copeland International Small Cap Fund (the “International Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund and International Fund currently offer Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. The International Fund’s Class A and Class I shares commenced operations on December 28, 2021. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

SECURITY VALUATION

Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5 thereunder (the “Rule”), the Board of Trustees (the “Board”) has designated the Trust’s investment adviser, Copeland Capital Management, LLC (“Copeland”) as the Valuation Designee for the Funds pursuant to the Rule. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. Copeland has appointed a Pricing Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. The valuation of investments with readily available market quotations has been delegated by the Board to the Funds’ administrator.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. Copeland reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. Copeland will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify Copeland, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below) has occurred. When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Small Cap Fund uses an independent third-party valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If Copeland becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$39,959,433	$—	$—	$39,959,433
Short-Term Investment	21,496	—	—	21,496
Total	$39,980,929	$—	$—	$39,980,929

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$196,243,758	$—	$—	$196,243,758
Short-Term Investment	3,219,595	—	—	3,219,595
Total	$199,463,353	$—	$—	$199,463,353

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Copeland International Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*
Aerospace & Defense	$—	$5,573	$—	$5,573
Apparel & Textile Products	—	21,995	—	21,995
Asset Management	—	9,766	—	9,766
Banking	—	15,883	—	15,883
Biotech & Pharma	—	25,755	—	25,755
Chemicals	—	39,027	—	39,027
Commerical Support Services	—	6,413	—	6,413
Construction Materials	—	8,320	—	8,320
Containers & Packaging	—	13,144	—	13,144
Electrical Equipment	—	13,526	—	13,526
Engineering & Construction	—	40,707	—	40,707
Food	—	10,819	—	10,819
Forestry, Paper & Wood Products	6,644	—	—	6,644
Gas & Water Utilities	9,244	5,923	—	15,167
Home & Office Products	—	6,416	—	6,416
Household Products	—	8,523	—	8,523
Industrial Intermediate Products	—	19,516	—	19,516
Industrial Support Services	4,929	4,930	—	9,859
Institutional Financial Services	11,574	17,042	—	28,616
Insurance	—	10,214	—	10,214
Internet Media & Services	—	17,588	—	17,588
Leisure Facilities & Services	—	18,605	—	18,605
Machinery	—	30,860	—	30,860
Oil & Gas Producers	15,243	—	—	15,243
Real Estate Owners & Developer	7,883	11,879	—	19,762
Real Estate Services	8,194	—	—	8,194
Real Estate Investment Trust	13,468	14,181	—	27,649
Retail - Consumer Staples	—	5,827	—	5,827
Retail - Discretionary	—	4,961	—	4,961
Semiconductors	3,456	8,816	—	12,272
Software	—	8,059	—	8,059
Specialty Finance	11,911	7,194	—	19,105
Technology Hardware	—	13,738	—	13,738
Technology Services	—	20,747	—	20,747
Wholesale - Consumer Staple	—	8,587	—	8,587
Short-Term Investment	25,600	—	—	25,600
Total	$118,146	$454,534	$—	$572,680

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry/Country Classification.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years or expected to be taken in the Funds’ November 30, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Funds’ emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN INVESTING RISK

The International Fund invests significantly in foreign securities. Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of November 30, 2024.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the authority of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund and 0.78% for the International Fund, based on the average daily net assets of the respective Fund. For year ended November 30, 2024, the Adviser earned advisory fees of $304,109, $1,107,256, and $4,213 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2025 to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, 1.20% and 0.95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, and 1.23% and 0.98% of the International Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the year ended November 30, 2024, the Adviser waived $304,109, $579,643 and $4,213 in investment advisory fees for the Dividend Growth Fund, SMID Fund and International Fund, respectively. During the period, the Adviser reimbursed additional amounts of $75,120 for the Dividend Growth Fund and $92,437 for the International Fund.

The expenses subject to recapture for the Dividend Growth Fund, SMID Fund and International Small Cap Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund
2025	2026	2027	Total
$417,980	$332,494	$379,229	$1,129,703

Copeland SMID Cap Dividend Growth Fund
2025	2026	2027	Total
$325,820	$386,832	$579,643	$1,292,295

Copeland International Small Cap Fund
2025	2026	2027	Total
$81,999	$90,986	$96,650	$269,635

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended November 30, 2024, the 12b-1 fees accrued amounted to $34,400 and $91,178 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $5,320. The International Fund did not accrue any 12b-1 fees for the period.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended November 30, 2024, the Distributor received $368 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $48 was retained by the principal underwriter or other affiliated broker-dealers and $6,357 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $843 was retained by the principal underwriter or other affiliated broker-dealers. No underwriting commissions were generated by Class A Shares of the International Fund during the year ended November 30, 2024.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

ULTIMUS FUND SOLUTIONS, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statement of Operations. An officer of the Trust is also an officer of UFS and is not paid any fees directly by the Funds for servicing in such capacity.

BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of up to 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the year ended November 30, 2024, the Dividend Growth Fund accrued $17,670 and the SMID Cap Dividend Growth Fund accrued $49,629 in fees associated with the Shareholder Service Plan. The International Fund did not accrue any Shareholder Service Fees for its Class I shares during the period. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective January 1, 2024, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser receives: (1) an annual base retainer of $32,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $2,000 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board receives an additional $10,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

The “interested persons” (as defined in the 1940 Act) who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended November 30, 2024 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$12,894,303	$22,631,919
SMID Cap Dividend Growth Fund	138,048,402	34,458,128
International Small Cap Fund	296,575	256,761

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2024, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Dividend Growth Fund	$28,307,684	$12,120,481	$(447,236)	$11,673,245
SMID Cap Dividend Growth Fund	173,372,880	30,792,149	(4,701,676)	26,090,473
International Small Cap Fund	550,589	60,820	(38,729)	22,091

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended November 30, 2024 and November 30, 2023 was as follows:

For the year ended November 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$99,265	$1,506,119	$—	$—	$1,605,384
SMID Cap Dividend Growth Fund	598,438	—	—	—	598,438
International Small Cap Fund	10,558	—	—	—	10,558

For the year ended November 30, 2023
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$352,061	$2,873,896	$—	$—	$3,225,957
SMID Cap Dividend Growth Fund	636,945	1,176,811	—	—	1,813,756
International Small Cap Fund	8,524	—	—	—	8,524

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$—	$143,216	$4,553,016	$—	$—	$—	$11,673,245	$16,369,477
SMID Cap Dividend Growth Fund	—	984,488	1,420,621	—	—	—	26,090,463	28,495,572
International Small Cap Fund	—	11,089	—	—	(105,122)	—	22,033	(72,000)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(10) and $(58) for the SMID Cap Dividend Growth Fund and International Small Cap Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Dividend Growth Fund	$—
SMID Cap Dividend Growth Fund	—
International Small Cap Fund	—

At November 30, 2024, the Funds had unlimited short-term and long-term capital loss carry forwards for federal income tax purposes as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dividend Growth Fund	$—	$—	$—	$—
SMID Cap Dividend Growth Fund	—	—	—	1,447,076
International Small Cap Fund	93,089	12,033	105,122	—

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

During the fiscal year ended November 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2024 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Dividend Growth Fund	$529,325	$(529,325)
SMID Cap Dividend Growth Fund	119,092	(119,092)
International Small Cap Fund	—	—

7.	FOREIGN TAX CREDIT (UNAUDITED)

The International Small Cap Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal periods below, were as follows:

For fiscal year ended
11/30/2024	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0242	$0.1441

For fiscal period ended
11/30/2023	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0250	$0.1847

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the year ended November 30, 2024, the Dividend Growth Fund assessed $0, $0, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $31 and $1,778 in redemption fees for Class A and Class I shares, respectively. The International Fund did not assess redemption fees for Class A or Class I shares.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
And Shareholders of Copeland Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Copeland Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund and Copeland International Small Cap Fund (the “Funds”), each a series of shares of Copeland Trust (the “Trust”), including the portfolios of investments, as of November 30, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Copeland Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund	For the year ended November 30, 2024	For each of the two years in the period ended November 30, 2024	For each of the five years in the period ended November 30, 2024

Copeland International Small Cap Fund	For the year ended November 30, 2024	For each of the two years in the period ended November 30, 2024	For each of the two years in the period ended November 30, 2024, and for the period December 28, 2021 (commencement of operations) through November 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2025

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others
Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Faegre Drinker Biddle & Reath, LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. [Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copeland Trust

By: /s/ Mark W. Giovanniello
Mark W. Giovanniello, Principal Executive Officer

Date	2/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark W. Giovanniello
Mark W. Giovanniello, Principal Executive Officer

Date	2/7/2025

By: /s/ Steven J. Adams
Steven J. Adams, Principal Financial Officer

Date	2/7/2025